Significant Accounting Policies (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Accounting Policies [Abstract]
Dividend warrants issued	6,616,116	5,908,876
Federal depository insurance coverage	$ 250,000		$ 250,000